Document and Entity Information	Feb. 18, 2020
Cover [Abstract]
Entity Registrant Name	SMITH A O CORP
Amendment Flag	false
Entity Central Index Key	0000091142
Document Type	8-K
Document Period End Date	Feb. 18, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-475
Entity Tax Identification Number	39-0619790
Entity Address, Address Line One	11270 West Park Place
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53224
City Area Code	(414)
Local Phone Number	359-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (par value $1.00 per share)
Trading Symbol	AOS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false